Adoption of New and Revised Standards (Details) - Schedule of right-of-use assets - 12 months ended Dec. 31, 2019 - Right-of-use assets [member] ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)
Adoption of New and Revised Standards (Details) - Schedule of right-of-use assets [Line Items]
Balance as of January 1, 2019	₪ 1,614
Deductions during the year	146
Balance as of December 31, 2019	1,468
Balance as of January 1, 2019
Additions during the year	433
Total	433
Balance as of December 31, 2019	1,035
Balance as of December 31, 2019 (convenience translation into U.S. dollars (Note 2d)) (in Dollars) | $		$ 299
Offices [Member]
Adoption of New and Revised Standards (Details) - Schedule of right-of-use assets [Line Items]
Balance as of January 1, 2019	1,317
Balance as of December 31, 2019	1,317
Balance as of January 1, 2019
Additions during the year	329
Total	329
Balance as of December 31, 2019	988
Balance as of December 31, 2019 (convenience translation into U.S. dollars (Note 2d)) (in Dollars) | $		286
Vehicles [member]
Adoption of New and Revised Standards (Details) - Schedule of right-of-use assets [Line Items]
Balance as of January 1, 2019	297
Deductions during the year	146
Balance as of December 31, 2019	151
Balance as of January 1, 2019
Additions during the year	104
Total	104
Balance as of December 31, 2019	₪ 47
Balance as of December 31, 2019 (convenience translation into U.S. dollars (Note 2d)) (in Dollars) | $		$ 13